SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Intangible assets and Impairment of long-lived assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible assets
Estimated useful life	10 years
Accumulated amortization	¥ 14,903	¥ 10,458
Amortization expense	568	815	¥ 1,011
Impairment, Long-Lived Asset, Held-for-Use
Impairment recognized	¥ 0	¥ 0	¥ 0